TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade receivables, net of impairment losses	$ 21,318	$ 17,242
Prepayments	807	891
Contract assets	1,894	2,107
Value added tax	63
Finance lease receivables	359	500
Total and other receivables	$ 24,441	$ 20,740